Loans Payable – Related Parties - Schedule of Loans Payable - Related Parties Mature (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024
Schedule of Loans Payable - Related Parties Mature [Abstract]
March 31, 2025	$ 619,440
December 31, 2026	947,548	$ 619,440
Loans payable – related parties mature	$ 1,566,988	$ 1,566,988	$ 1,566,988